Revenues, Deferred Revenues and Segments - Schedule of Revenues by Geographical Location (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues by Geographical Location [Line Items]
Total	€ 4,484	€ 1,193	€ 311
Europe [Member]
Schedule of Revenues by Geographical Location [Line Items]
Total	2,949	1,193	311
Other [Member]
Schedule of Revenues by Geographical Location [Line Items]
Total	€ 1,535